DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

May 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.1%
Communication Services - 9.8%
Activision Blizzard, Inc.	255	$19,859
Alphabet, Inc., Class A*	119	270,754
Alphabet, Inc., Class C*	118	269,132
AT&T, Inc.	3,204	68,213
Charter Communications, Inc., Class A*	28	14,194
DISH Network Corp., Class A*(a)	68	1,552
Electronic Arts, Inc.	214	29,671
Fox Corp., Class A	250	8,878
Fox Corp., Class B	120	3,925
Interpublic Group of Cos., Inc.	297	9,572
Lumen Technologies, Inc. (a)	214	2,619
Meta Platforms, Inc., Class A*	1,358	262,963
New York Times Co., Class A	79	2,725
News Corp., Class A	129	2,245
Nexstar Media Group, Inc., Class A	17	2,979
Omnicom Group, Inc.	115	8,580
Take-Two Interactive Software, Inc.*	68	8,468
Verizon Communications, Inc.	2,511	128,789
Walt Disney Co.*	85	9,387
Warner Bros Discovery, Inc.*	921	16,993

(Cost $1,191,309)		1,141,498

Consumer Discretionary - 12.0%
Advance Auto Parts, Inc.	73	13,860
Amazon.com, Inc.*	143	343,799
AutoNation, Inc.*	38	4,543
AutoZone, Inc.*	14	28,835
Bath & Body Works, Inc.	62	2,543
Best Buy Co., Inc.	325	26,670
Booking Holdings, Inc.*	18	40,384
BorgWarner, Inc. (a)	104	4,193
Brunswick Corp.	56	4,213
Carnival Corp.*(a)	220	3,054
Carter’s, Inc.	26	2,003
Chipotle Mexican Grill, Inc.*	7	9,818
Columbia Sportswear Co.	26	2,022
D.R. Horton, Inc.	179	13,452
Darden Restaurants, Inc.	79	9,875
Deckers Outdoor Corp.*	16	4,297
Dick’s Sporting Goods, Inc. (a)	91	7,392
Dollar General Corp.	232	51,119
Dollar Tree, Inc.*	203	32,547
Domino’s Pizza, Inc.	12	4,358
eBay, Inc.	743	36,162
Etsy, Inc.*	40	3,245
Expedia Group, Inc.*	52	6,725
Five Below, Inc.*	15	1,959
Floor & Decor Holdings, Inc., Class A*	38	2,867
Foot Locker, Inc.	132	4,353
Gap, Inc. (a)	88	971
Garmin Ltd.	115	12,146
Gentex Corp.	239	7,428
Genuine Parts Co.	88	12,032
Grand Canyon Education, Inc.*	38	3,388
Home Depot, Inc.	588	178,017
Kohl’s Corp.	45	1,814
Las Vegas Sands Corp.*	68	2,411
Lear Corp.	26	3,665
Lennar Corp., Class A	214	17,174
LKQ Corp.	150	7,709
Lowe’s Cos., Inc.	594	116,008
Lululemon Athletica, Inc.*	32	9,366
MGM Resorts International	73	2,553
Mohawk Industries, Inc.*	50	7,073
Newell Brands, Inc.	85	1,822
NIKE, Inc., Class B	361	42,905
NVR, Inc.*	3	13,352
Ollie’s Bargain Outlet Holdings, Inc.*	39	1,832
O’Reilly Automotive, Inc.*	49	31,221
Polaris, Inc. (a)	61	6,500
Pool Corp.	15	5,979
PulteGroup, Inc.	278	12,582
Qurate Retail, Inc., Series A	235	848
Ralph Lauren Corp.	22	2,224
Ross Stores, Inc.	179	15,219
Royal Caribbean Cruises Ltd.*	50	2,904
Starbucks Corp.	452	35,482
Tapestry, Inc.	128	4,416
Target Corp.	603	97,614
Tempur Sealy International, Inc.	98	2,584
Thor Industries, Inc. (a)	32	2,431
TJX Cos., Inc.	355	22,567
Tractor Supply Co.	109	20,422
Ulta Beauty, Inc.*	30	12,693
Victoria’s Secret & Co.*	21	865
Wayfair, Inc., Class A*(a)	32	1,901
Whirlpool Corp.	32	5,896
Williams-Sonoma, Inc.	91	11,641
YETI Holdings, Inc.*	32	1,464
Yum China Holdings, Inc.	38	1,727

(Cost $1,632,108)		1,405,134

Consumer Staples - 8.0%
Altria Group, Inc.	915	49,492
Boston Beer Co., Inc., Class A*(a)	3	1,066
Campbell Soup Co.	56	2,683
Church & Dwight Co., Inc.	73	6,574
Clorox Co.	79	11,484
Colgate-Palmolive Co.	367	28,923
Conagra Brands, Inc.	132	4,342
Costco Wholesale Corp.	383	178,562
Darling Ingredients, Inc.*	32	2,562
Estee Lauder Cos., Inc., Class A	71	18,080
General Mills, Inc.	208	14,529
Herbalife Nutrition Ltd.*	79	1,721

Hershey Co.	65	13,761
Hormel Foods Corp.	203	9,880
Ingredion, Inc.	38	3,598
J M Smucker Co.	40	5,015
Kellogg Co.	76	5,300
Kimberly-Clark Corp.	190	25,274
Kroger Co.	461	24,419
Monster Beverage Corp.*	216	19,250
PepsiCo, Inc.	68	11,407
Philip Morris International, Inc.	1,019	108,269
Procter & Gamble Co.	1,042	154,091
Spectrum Brands Holdings, Inc.	26	2,281
Sysco Corp.	209	17,594
Tyson Foods, Inc., Class A	104	9,319
Walgreens Boots Alliance, Inc.	426	18,672
Walmart, Inc.	1,438	184,970

(Cost $889,353)		933,118

Energy - 4.7%
Chevron Corp.	841	146,889
ConocoPhillips	664	74,607
Coterra Energy, Inc.	361	12,393
Devon Energy Corp.	214	16,029
Diamondback Energy, Inc.	44	6,689
DT Midstream, Inc.	26	1,511
EOG Resources, Inc.	544	74,506
Exxon Mobil Corp.	1,477	141,792
Marathon Oil Corp.	259	8,140
Marathon Petroleum Corp.	314	31,962
Phillips 66	63	6,351
Pioneer Natural Resources Co.	95	26,404
Valero Energy Corp.	56	7,258

(Cost $376,844)		554,531

Financials - 8.5%
Aflac, Inc.	179	10,842
Allstate Corp.	191	26,108
Aon PLC, Class A	73	20,124
Apollo Global Management, Inc.	68	3,920
Arch Capital Group Ltd.*	191	9,065
Berkshire Hathaway, Inc., Class B*	1,467	463,543
Brown & Brown, Inc.	68	4,037
Capital One Financial Corp.	138	17,645
Cboe Global Markets, Inc.	85	9,546
Cincinnati Financial Corp.	137	17,517
Credit Acceptance Corp.*	10	5,953
Erie Indemnity Co., Class A	21	3,523
Evercore, Inc., Class A	85	9,707
FactSet Research Systems, Inc.	26	9,926
Fidelity National Financial, Inc.	314	13,282
First American Financial Corp.	113	6,847
Franklin Resources, Inc.	238	6,445
Hartford Financial Services Group, Inc.	73	5,293
Lazard Ltd., Class A (a)	144	5,077
LPL Financial Holdings, Inc.	97	19,030
Markel Corp.*	3	4,108
MarketAxess Holdings, Inc.	15	4,225
Marsh & McLennan Cos., Inc.	208	33,270
MGIC Investment Corp.	561	7,815
Moody’s Corp.	109	32,871
MSCI, Inc.	44	19,463
Nasdaq, Inc.	32	4,968
Old Republic International Corp.	138	3,301
Progressive Corp.	829	98,966
S&P Global, Inc.	164	57,315
SEI Investments Co.	120	7,012
Synchrony Financial	226	8,371
T. Rowe Price Group, Inc.	236	29,993
Travelers Cos., Inc.	50	8,952
White Mountains Insurance Group Ltd.	4	4,980

(Cost $835,791)		993,040

Health Care - 16.2%
AbbVie, Inc.	479	70,590
ABIOMED, Inc.*	16	4,219
Align Technology, Inc.*	18	4,998
AmerisourceBergen Corp.	85	13,157
Amgen, Inc.	352	90,373
Anthem, Inc.	256	130,460
Biogen, Inc.*	232	46,400
Bio-Rad Laboratories, Inc., Class A*	21	11,294
Bristol-Myers Squibb Co.	150	11,318
Cardinal Health, Inc.	232	13,066
Cerner Corp.	303	28,740
Chemed Corp.	14	6,782
Cigna Corp.	438	117,511
CVS Health Corp.	795	76,916
DaVita, Inc.*	56	5,459
Edwards Lifesciences Corp.*	267	26,927
Eli Lilly & Co.	176	55,165
Exelixis, Inc.*	155	2,841
Gilead Sciences, Inc.	78	5,058
HCA Healthcare, Inc.	110	23,144
Henry Schein, Inc.*	137	11,733
Hologic, Inc.*	76	5,721
Humana, Inc.	198	89,938
IDEXX Laboratories, Inc.*	18	7,049
Illumina, Inc.*	22	5,269
Incyte Corp.*	32	2,429
Intuitive Surgical, Inc.*	53	12,065
Jazz Pharmaceuticals PLC*	32	4,790
Johnson & Johnson	1,547	277,733
Laboratory Corp. of America Holdings	38	9,375
Masimo Corp.*	15	2,106
McKesson Corp.	179	58,836
Merck & Co., Inc.	570	52,457
Mettler-Toledo International, Inc.*	11	14,147

Molina Healthcare, Inc.*	26	7,546
Neurocrine Biosciences, Inc.*	32	2,992
Organon & Co.	326	12,375
PerkinElmer, Inc.	27	4,041
Pfizer, Inc.	1,126	59,723
Premier, Inc., Class A	91	3,404
Quest Diagnostics, Inc.	72	10,153
QuidelOrtho Corp.*	38	3,611
Regeneron Pharmaceuticals, Inc.*	84	55,838
ResMed, Inc.	38	7,732
Sage Therapeutics, Inc.*	56	1,751
Seagen, Inc.*	32	4,342
Thermo Fisher Scientific, Inc.	109	61,865
United Therapeutics Corp.*	22	5,067
UnitedHealth Group, Inc.	562	279,190
Universal Health Services, Inc., Class B	68	8,473
Vertex Pharmaceuticals, Inc.*	144	38,686
Waters Corp.*	32	10,494
West Pharmaceutical Services, Inc.	32	9,932

(Cost $1,589,538)		1,885,281

Industrials - 6.9%
3M Co.	214	31,948
A O Smith Corp.	126	7,575
Acuity Brands, Inc.	44	7,701
AGCO Corp.	50	6,406
Alaska Air Group, Inc.*	91	4,392
Boeing Co.*	44	5,782
Booz Allen Hamilton Holding Corp.	32	2,748
C.H. Robinson Worldwide, Inc.	44	4,774
Carlisle Cos., Inc.	15	3,816
Carrier Global Corp.	855	33,610
Caterpillar, Inc.	97	20,937
Cintas Corp.	21	8,365
Copart, Inc.*	109	12,484
Cummins, Inc.	147	30,741
Delta Air Lines, Inc.*	482	20,095
Donaldson Co., Inc.	62	3,241
Eaton Corp. PLC	97	13,444
Emerson Electric Co.	339	30,056
Expeditors International of Washington, Inc.	144	15,673
Fastenal Co.	406	21,745
FedEx Corp.	51	11,454
Fortune Brands Home & Security, Inc.	26	1,803
FTI Consulting, Inc.*	32	5,376
General Dynamics Corp.	50	11,245
Graco, Inc.	97	6,140
Honeywell International, Inc.	35	6,777
Huntington Ingalls Industries, Inc.	44	9,260
Illinois Tool Works, Inc.	78	16,229
ITT, Inc.	68	5,020
Jacobs Engineering Group, Inc.	34	4,763
JB Hunt Transport Services, Inc.	79	13,634
JetBlue Airways Corp.*	161	1,729
Johnson Controls International PLC	220	11,992
Knight-Swift Transportation Holdings, Inc.	173	8,415
L3Harris Technologies, Inc.	56	13,490
Landstar System, Inc.	26	3,937
Lennox International, Inc.	11	2,298
Lincoln Electric Holdings, Inc.	30	4,075
Lockheed Martin Corp.	250	110,027
ManpowerGroup, Inc.	43	3,853
Masco Corp.	191	10,828
MSC Industrial Direct Co., Inc., Class A	44	3,737
Northrop Grumman Corp.	46	21,527
Old Dominion Freight Line, Inc.	60	15,494
Oshkosh Corp.	50	4,646
Otis Worldwide Corp.	302	22,469
Owens Corning	50	4,779
PACCAR, Inc.	88	7,642
Parker-Hannifin Corp.	28	7,621
Pentair PLC	54	2,709
Quanta Services, Inc.	77	9,163
Republic Services, Inc.	48	6,424
Robert Half International, Inc.	91	8,204
Rockwell Automation, Inc.	38	8,102
Snap-on, Inc.	44	9,763
Southwest Airlines Co.*	470	21,554
Stanley Black & Decker, Inc.	26	3,086
Textron, Inc.	56	3,656
Toro Co.	32	2,640
Trane Technologies PLC	43	5,937
Trex Co., Inc.*	44	2,804
Union Pacific Corp.	26	5,714
United Airlines Holdings, Inc.*	91	4,334
United Parcel Service, Inc., Class B	244	44,469
United Rentals, Inc.*	21	6,262
W.W. Grainger, Inc.	32	15,586
Watsco, Inc.	27	6,902

(Cost $785,755)		803,102

Information Technology - 27.8%
Accenture PLC, Class A	394	117,593
Adobe, Inc.*	214	89,127
Advanced Micro Devices, Inc.*	426	43,392
Akamai Technologies, Inc.*	38	3,840
Amdocs Ltd.	118	10,253
Apple, Inc.	4,563	679,157
Applied Materials, Inc.	414	48,558
Arista Networks, Inc.*	126	12,887
Arrow Electronics, Inc.*	44	5,309
Autodesk, Inc.*	50	10,387
Automatic Data Processing, Inc.	267	59,525
Avnet, Inc.	85	4,118
Broadridge Financial Solutions, Inc.	83	12,136
Cadence Design Systems, Inc.*	124	19,063

CDW Corp.	21	3,567
Ciena Corp.*	126	6,403
Cirrus Logic, Inc.*	47	3,832
Cisco Systems, Inc.	3,962	178,488
Citrix Systems, Inc.	91	9,163
Cognex Corp.	44	2,130
Cognizant Technology Solutions Corp., Class A	581	43,401
Dell Technologies, Inc., Class C	56	2,797
Dolby Laboratories, Inc., Class A	38	2,950
Enphase Energy, Inc.*	17	3,165
EPAM Systems, Inc.*	15	5,078
F5, Inc.*	38	6,196
Fortinet, Inc.*	62	18,237
Hewlett Packard Enterprise Co.	308	4,805
HP, Inc.	1,970	76,515
Intel Corp.	5,815	258,302
International Business Machines Corp.	203	28,185
Intuit, Inc.	103	42,689
IPG Photonics Corp.*	15	1,582
Jabil, Inc.	112	6,890
Jack Henry & Associates, Inc.	44	8,277
Keysight Technologies, Inc.*	55	8,008
KLA Corp.	54	19,702
Kyndryl Holdings, Inc.*	38	469
Lam Research Corp.	62	32,242
Mastercard, Inc., Class A	411	147,085
Micron Technology, Inc.	1,158	85,507
Microsoft Corp.	2,097	570,111
MKS Instruments, Inc.	20	2,470
Monolithic Power Systems, Inc.	11	4,954
National Instruments Corp.	68	2,402
NetApp, Inc.	201	14,462
NortonLifeLock, Inc.	191	4,649
NVIDIA Corp.	459	85,704
Oracle Corp.	955	68,684
Paychex, Inc.	208	25,757
PayPal Holdings, Inc.*	42	3,579
Qorvo, Inc.*	50	5,588
Salesforce, Inc.*	192	30,766
Skyworks Solutions, Inc.	120	13,064
Synopsys, Inc.*	56	17,875
TD SYNNEX Corp.	32	3,323
Teledyne Technologies, Inc.*	12	4,862
Teradyne, Inc.	124	13,548
Texas Instruments, Inc.	661	116,838
Tyler Technologies, Inc.*	9	3,202
Universal Display Corp.	17	2,147
VeriSign, Inc.*	44	7,680
Visa, Inc., Class A (a)	460	97,598
VMware, Inc., Class A	56	7,174
Western Union Co.	312	5,660
Zebra Technologies Corp., Class A*	11	3,720

(Cost $3,141,725)		3,236,827

Materials - 2.2%
Air Products and Chemicals, Inc.	96	23,631
Amcor PLC	838	10,978
Berry Global Group, Inc.*	44	2,567
Celanese Corp.	79	12,365
CF Industries Holdings, Inc.	103	10,173
Corteva, Inc.	520	32,562
Dow, Inc.	391	26,580
DuPont de Nemours, Inc.	27	1,832
Eagle Materials, Inc.	21	2,742
International Paper Co.	214	10,368
Louisiana-Pacific Corp.	91	6,284
LyondellBasell Industries NV, Class A	128	14,624
Mosaic Co.	97	6,077
Newmont Corp.	408	27,683
Nucor Corp.	132	17,485
Packaging Corp. of America	50	7,864
Reliance Steel & Aluminum Co.	62	12,053
Scotts Miracle-Gro Co. (a)	26	2,460
Sherwin-Williams Co.	65	17,423
Steel Dynamics, Inc.	79	6,745
Sylvamo Corp.*	21	1,066

(Cost $208,794)		253,562

Real Estate - 1.1%
Apartment Income REIT Corp. REIT	60	2,692
Boston Properties, Inc. REIT	32	3,558
CBRE Group, Inc., Class A*	344	28,497
Gaming and Leisure Properties, Inc. REIT	56	2,622
Highwoods Properties, Inc. REIT	50	1,965
Host Hotels & Resorts, Inc. REIT	355	7,096
Jones Lang LaSalle, Inc.*	26	5,130
Kimco Realty Corp. REIT	273	6,456
Public Storage REIT	106	35,048
Simon Property Group, Inc. REIT	126	14,446
VICI Properties, Inc. REIT	160	4,936
Vornado Realty Trust REIT	138	4,824
Weyerhaeuser Co. REIT	185	7,311

(Cost $115,937)		124,581

Utilities - 0.9%
AES Corp.	250	5,510
Constellation Energy Corp.	132	8,195
DTE Energy Co.	50	6,635
Entergy Corp.	43	5,174
Evergy, Inc.	97	6,784
Exelon Corp.	397	19,513
NRG Energy, Inc.	298	13,720
PPL Corp.	176	5,312
Public Service Enterprise Group, Inc.	197	13,502
Sempra Energy	77	12,617

Vistra Corp.	408	10,759

(Cost $86,837)		107,721

TOTAL COMMON STOCKS
(Cost $10,853,991)		11,438,395

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (b)(c)
(Cost $9,247)	9,247	9,247

CASH EQUIVALENTS - 1.6%
DWS Government Money Market Series “Institutional Shares”, 0.72% (b)
(Cost $188,595)	188,595	188,595

TOTAL INVESTMENTS - 99.8%
(Cost $11,051,833)		$11,636,237
Other assets and liabilities, net - 0.2%		17,762

NET ASSETS - 100.0%		$11,653,999

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (b)(c)
18,629	—	(9,382) (d)	—	—	11	—	9,247	9,247
CASH EQUIVALENTS — 1.6%
DWS Government Money Market Series “Institutional Shares”, 0.72% (b)
187,481	594,275	(593,161)	—	—	360	—	188,595	188,595

206,110	594,275	(602,543)	—	—	371	—	197,842	197,842

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2022 amounted to $129,329, which is 1.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $123,861.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.

REIT:	Real Estate Investment Trust

At May 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation†
E-Mini S&P 500 Futures	USD	1	$207,163	$206,563	6/17/2022	$(600)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2022.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$11,438,395	$—	$—	$11,438,395
Short-Term Investments (a)	197,842	—	—	197,842

TOTAL	$11,636,237	$—	$—	$11,636,237

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(600)	$—	$—	$(600)

TOTAL	$(600)	$—	$—	$(600)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

QARP-PH3

R-089711-1 (5/24) DBX005195 (5/24)